FINANCIAL RISK MANAGEMENT - Undiscounted Contractual Financial Assets and Financial Liabilities Values by Relevant Maturity Groupings (Details) € in Millions, $ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Leases	€ 188
Leases		€ 73
Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	24	27
Financial liabilities	1,271	1,079
Leases	40
Leases		20
Less than 1 year | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	139	6
Less than 1 year | Interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	112	114
Less than 1 year | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4	3
Less than 1 year | Net cash flows from derivative liabilities related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	31	56
Less than 1 year | Trade payables and other (excluding contract liabilities)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	945	900
Less than 1 year | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3	5
Less than 1 year | Net cash flows from derivative assets related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21	22
Expiring within 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13	24
Financial liabilities	1,146	794
Leases	113
Leases | $			$ 50
Expiring within 5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	589	315
Expiring within 5 years | Interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	404	422
Expiring within 5 years | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	4
Expiring within 5 years | Net cash flows from derivative liabilities related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	25	35
Expiring within 5 years | Trade payables and other (excluding contract liabilities)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	15	18
Expiring within 5 years | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4	12
Expiring within 5 years | Net cash flows from derivative assets related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9	12
More than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Financial liabilities	1,611	1,927
Leases	88
Leases | $			$ 16
More than 5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,438	1,754
More than 5 years | Interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	85	173
More than 5 years | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
More than 5 years | Net cash flows from derivative liabilities related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
More than 5 years | Trade payables and other (excluding contract liabilities)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
More than 5 years | Net debt derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
More than 5 years | Net cash flows from derivative assets related to currencies and commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 0	€ 0